DIVESTITURES DIVESTITURES - Materials Science Components of Cash Flows & Other (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contributions to Dow	$ 2,024
Materials Science Division [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation and Amortization, Discontinued Operations		$ 744	$ 2,835
Capital Expenditure, Discontinued Operations		$ 597	$ 2,062